Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of consolidated subsidiaries, associates and joint ventures
Ownership Interest	49.00%	49.00%
Equity	$ 100,252,480	$ 113,903,089	$ 90,583,772	$ 53,499,363
Net profit	25,383,071	35,199,480	$ 17,630,554
Total assets	280,141,090	302,792,431
Total liabilities	$ 179,888,610	$ 188,889,342
Refineria de Cartagena S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 22,507,372
Net profit	4,867,094
Total assets	35,151,210
Total liabilities	$ 12,643,838
Cenit Transporte y Logistica S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	100.00%
Activity	Storage and transport by pipelines of hydrocarbons
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 16,184,340
Net profit	4,918,027
Total assets	19,165,246
Total liabilities	$ 2,980,906
Ecopetrol Global Energy S.L.U.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Spain
Geographic area of operations	Spain
Equity	$ 13,936,493
Net profit	779,372
Total assets	13,936,782
Total liabilities	$ 289
Oleoducto Central S. A. - Ocensa
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	72.65%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 3,339,065
Net profit	3,262,352
Total assets	7,014,139
Total liabilities	$ 3,675,074
Hocol Petroleum Limited.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 3,900,278
Net profit	334,443
Total assets	3,900,348
Total liabilities	$ 70
Ecopetrol America LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 1,565,618
Net profit	(136,483)
Total assets	3,216,891
Total liabilities	$ 1,651,273
Hocol S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Cayman Islands
Geographic area of operations	Colombia
Equity	$ 3,397,978
Net profit	314,192
Total assets	5,247,665
Total liabilities	$ 1,849,687
Esenttia S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Production and commercialization of polypropylene resin
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 2,483,261
Net profit	291,877
Total assets	2,949,288
Total liabilities	$ 466,027
Ecopetrol Capital AG
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group
Country/Domicile	Switzerland
Geographic area of operations	Switzerland
Equity	$ 2,662,417
Net profit	140,961
Total assets	9,893,302
Total liabilities	$ 7,230,885
Oleoducto de Colombia S.A. - ODC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	73.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 416,079
Net profit	404,994
Total assets	845,948
Total liabilities	$ 429,869
Black Gold Re Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Reinsurer for companies of Ecopetrol Business Group
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,074,772
Net profit	103,061
Total assets	1,349,418
Total liabilities	$ 274,646
Andean Chemicals Ltd.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Bermuda
Geographic area of operations	Bermuda
Equity	$ 1,817,910
Net profit	194,151
Total assets	1,822,429
Total liabilities	$ 4,519
Oleoducto de los Llanos Orientales S.A
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	65.00%
Activity	Transportation by crude oil pipelines
Country/Domicile	Panama
Geographic area of operations	Colombia
Equity	$ 904,438
Net profit	697,496
Total assets	1,567,561
Total liabilities	$ 663,123
Interconexion Electrica S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	51.41%
Activity	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.
Country/Domicile	Colombia
Geographic area of operations	Latin-America
Equity	$ 26,366,394
Net profit	2,466,453
Total assets	71,217,176
Total liabilities	$ 44,850,782
Inversiones de Gases de Colombia S.A. Invercolsa S.A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	51.88%
Activity	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 654,544
Net profit	341,249
Total assets	658,602
Total liabilities	$ 4,058
Alcanos de Colombia S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	29.61%
Activity	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 330,460
Net profit	141,650
Total assets	820,122
Total liabilities	$ 489,662
Metrogas de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	33.49%
Activity	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 57,091
Net profit	20,559
Total assets	141,006
Total liabilities	$ 83,915
Gases del Oriente S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	48.50%
Activity	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 90,681
Net profit	60,588
Total assets	203,703
Total liabilities	$ 113,022
Promotora de Gases del Sur S.A. E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	31.44%
Activity	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 55,250
Net profit	40,433
Total assets	85,986
Total liabilities	$ 30,736
Combustibles Lquidos de Colombia S.A E.S.P.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	41.61%
Activity	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 61,759
Net profit	1,351
Total assets	79,823
Total liabilities	$ 18,064
Ecopetrol USA Inc.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 11,898,257
Net profit	985,030
Total assets	11,914,539
Total liabilities	$ 16,282
Ecopetrol Permian LLC.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 8,414,625
Net profit	1,028,492
Total assets	11,422,720
Total liabilities	$ 3,008,095
Ecopetrol Oleo e Gas do Brasil Ltda.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Real
Ownership Interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,937,309
Net profit	(203,243)
Total assets	1,977,106
Total liabilities	$ 39,797
Esenttia Masterbatch Ltda
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	100.00%
Activity	Manufacture of polypropylene compounds and masterbatches
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 357,206
Net profit	203,097
Total assets	469,328
Total liabilities	$ 112,122
Ecopetrol del Peru S. A.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Exploration and exploitation of hydrocarbons
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 57,570
Net profit	872
Total assets	60,894
Total liabilities	$ 3,324
ECP Hidrocarburos de Mexico S.A. de C.V.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 43,393
Net profit	(1,811)
Total assets	45,380
Total liabilities	$ 1,987
Ecopetrol Costa Afuera S.A.S.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Colombian Peso
Ownership Interest	100.00%
Activity	Offshore exploration
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 13,395
Net profit	431
Total assets	13,609
Total liabilities	$ 214
Esenttia Resinas del Peru SAC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	Commercialization polypropylene resins and masterbatches
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 14,579
Net profit	809
Total assets	37,141
Total liabilities	$ 22,562
Topili Servicios Administrativos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican Peso
Ownership Interest	100.00%
Activity	Specialized management services
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ (271)
Net profit	(303)
Total assets	134
Total liabilities	$ 405
Kalixpan Servicios Tecnicos S de RL de CV.
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Mexican Peso
Ownership Interest	100.00%
Activity	Specialized services related to oil and gas industry
Country/Domicile	Mexico
Geographic area of operations	Mexico
Equity	$ 86
Net profit	(87)
Total assets	91
Total liabilities	$ 5
Ecopetrol US Trading LLC
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	US Dollar
Ownership Interest	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	United States
Geographic area of operations	United States
Equity	$ 58,927
Net profit	61,252
Total assets	1,330,201
Total liabilities	$ 1,271,274
Ecopetrol Singapore PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	Holding company with investment in an international trading company for crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 653,065
Net profit	661,672
Total assets	653,174
Total liabilities	$ 109
Ecopetrol Trading Asia PTE. LTD
Disclosure of consolidated subsidiaries, associates and joint ventures
Functional Currency	Singapore dollar
Ownership Interest	100.00%
Activity	International trading of crude oil and refined products
Country/Domicile	Singapore
Geographic area of operations	Asia
Equity	$ 653,095
Net profit	661,951
Total assets	3,558,012
Total liabilities	$ 2,904,917